OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.3%
	FIXED INCOME - 56.3%
131,600	BNY Mellon High Yield ETF	$ 6,265,437
298,000	Franklin High Yield Corporate ETF	7,238,420
7,029,200	iShares Broad USD High Yield Corporate Bond ETF(a)	260,220,983
1,970,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)	157,540,900
265,700	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	12,247,442
128,300	PGIM Active High Yield Bond ETF	4,475,104
1,760,500	State Street SPDR Bloomberg High Yield Bond ETF(a)	169,659,385
3,748,100	State Street SPDR Portfolio High Yield Bond ETF	87,855,464
1,155,500	Xtrackers USD High Yield Corporate Bond ETF(a)	42,198,860
	TOTAL EXCHANGE-TRADED FUNDS (Cost $745,374,946)	747,701,995

	OPEN END FUNDS — 43.6%
	FIXED INCOME - 43.6%
3,435	Allspring Short-Term High Income Fund, Institutional Class	26,897
1,171,183	American Beacon SiM High Yield Opportunities Fund, Class Y	11,067,675
1,915,554	American Century High Income Fund, Class I	16,588,702
65,903,752	BlackRock High Yield Fund, Institutional Class	469,893,752
4,130,433	Eaton Vance Income Fund of Boston, Institutional Class	21,519,556
19,929	Fidelity Capital & Income Fund, Class I	228,390
53,824	Fidelity High Income Fund, Class I	438,665
1,921,158	MassMutual High Yield Fund, Class I	15,580,593
14	Metropolitan West High Yield Bond Fund, Class I	124
0(d)	Neuberger Berman High Income Bond Fund, Institutional Class	1
4,679	Nuveen High Yield Fund, Institutional Class	41,503
9,250,928	PGIM High Yield Fund, Class Z	44,404,454
25,752	PGIM Short Duration High Yield, Class Z	215,284
0(d)	PIMCO High Yield Fund, Institutional Class	1
4,892	Principal High Yield Fund, Institutional Class	32,287
	TOTAL OPEN END FUNDS (Cost $581,019,023)	580,037,884

OCEAN PARK TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 24.1%
	COLLATERAL FOR SECURITIES LOANED - 24.0%
319,240,665	First American Government Obligations Fund, Class X, 3.57%(b)(c) (Cost $319,240,665)	$ 319,240,665

	MONEY MARKET FUND - 0.1%
1,396,910	First American Government Obligations Fund, Class U, 3.59%(c) (Cost $1,396,910)	1,396,910

	TOTAL SHORT-TERM INVESTMENTS (Cost $320,637,575)	320,637,575

	TOTAL INVESTMENTS - 124.0% (Cost $1,647,031,544)	$ 1,648,377,454
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.0)%	(318,592,734)
	NET ASSETS - 100.0%	$ 1,329,784,720

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $312,183,769, as of June 30, 2026.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $319,240,665 at June 30, 2026.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(d)	Less than one share.